Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis of preparation of the consolidated financial statements
Schedule of ownership percentages

	Percentage of capital
	2018	2017	Headquarters	Activities
Subsidiaries
Cia. Magistral S.A.C	100.00	100.00	Peru	Mining projects
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"	66.62	66.62	Peru	Mining
Nexa Resources Perú S.A.A. - "NEXA PERU"	80.23	80.23	Peru	Mining
Inversiones Garza Azul S.A.C	99.75	100.00	Peru	Holding and others
Votorantim GmbH	100.00	100.00	Austria	Holding and others
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Brazil	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - "L.D.O.S.P.E."	100.00	100.00	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Brazil	Energy
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	United Kingdom	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Mining projects
Minera Pampa de Cobre S.A.C	99.99	99.99	Peru	Mining
Mineração Dardanelos Ltda.	70.00	70.00	Brazil	Mining projects
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Mining projects
Rayrock Antofagasta S.A.C	99.99	99.99	Chile	Holding and others
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Peru	Smelting
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Brazil	Mining / Smelting
Votorantim US. Inc.	100.00	100.00	United States	Holding and others
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98	Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Mining projects

(i)Pollarix is the energy holding company and sells energy to the Company’s Brazilian operating subsidiaries at market prices. NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA’s controlling shareholder, VSA.

Schedule of revision to financial statements - Income Statement

			Reclassification of
			mineral
			exploration and
	(Original)	Adoption of IFRS	project	(Revised)
	2017	15	development	2017
Net revenues	2,449,484	—	—	2,449,484
Cost of sales	(1,681,202)	(71,623)	—	(1,752,825)
Gross profit	768,282	(71,623)	—	696,659

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2017	IFRS 15	development	2017
Operating expenses
Selling	(89,239)	71,623	—	(17,616)
General and administrative	(148,242)	—	11,364	(136,878)
Mineral exploration and project development	—	—	(92,698)	(92,698)
Other income and expenses, net	(129,221)	—	81,334	(47,887)
	(366,702)	71,623	—	(295,079)
Operating income	401,580	—	—	401,580

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2016	IFRS 15	development	2016
Net revenues	1,964,841	—	—	1,964,841
Cost of sales	(1,439,101)	(65,128)	—	(1,504,229)
Gross profit	525,740	(65,128)	—	460,612

			Reclassification of
			mineral
			exploration and
	(Original)	First adoption of	project	(Revised)
	2016	IFRS 15	development	2016
Operating expenses
Selling	(90,647)	65,128	—	(25,519)
General and administrative	(127,305)	—	8,611	(118,694)
Mineral exploration and project development	—	—	(46,711)	(46,711)
Other income and expenses, net	(177,819)	—	38,100	(139,719)
	(395,771)	65,128	—	(330,643)
Operating income	129,969	—	—	129,969

Schedule of revision to financial statements - Expenses by nature

			Reclassification of
			mineral exploration
	(Original)		and project	(Revised)
	2017	Adoption of IFRS 15	development	2017
Raw materials and consumables used	1,120,540	—	—	1,120,540
Employee benefit expenses	278,285	—	1,086	279,371
Depreciation and amortization	270,454	—	2	270,456
Services, miscellaneous	232,165	(71,623)	59,993	220,535
Other Expenses	17,239	71,623	20,253	109,115
	1,918,683	—	81,334	2,000,017
Reconciliation
Cost of sales	1,681,202	71,623	—	1,752,825
Selling, general and administrative expenses	237,481	(71,623)	(11,364)	154,494
Mineral exploration and project development	—	—	92,698	92,698
	1,918,683	—	81,334	2,000,017

			Reclassification of
			mineral exploration
	(Original)	First adoption of	and project	(Revised)
	2016	IFRS 15	development	2016
Raw materials and consumables used	956,909	—	—	956,909
Employee benefit expenses	233,755	—	450	234,205
Depreciation and amortization	275,034	—	2	275,036
Services, miscellaneous	158,388	(65,128)	29,297	122,557
Other Expenses	32,967	65,128	8,351	106,446
	1,657,053	—	38,100	1,695,153
Reconciliation
Cost of sales	1,439,101	65,128	—	1,504,229
Selling, general and administrative expenses	217,952	(65,128)	(8,611)	144,213
Mineral exploration and project development	—	—	46,711	46,711
	1,657,053	—	38,100	1,695,153